LONG TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEPOSITS
Schedule of long term deposits

	As of December 31,
	2020	2019
Office rental deposits	$19,924	$18,635
Total	$19,924	$18,635